COMMON SHARES	12 Months Ended
Dec. 31, 2017
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
COMMON SHARES
COMMON SHARES

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2015	779,479	16,320
Issuance of common shares for cash	—	—
Outstanding at December 31, 2015	779,479	16,320
Issuance of common shares for cash[1]	79,656	4,661
Outstanding at December 31, 2016	859,135	20,981
Issuance of common shares for cash	12,499	780
Outstanding at December 31, 2017	871,634	21,761

1	Proceeds of $2.5 billion were used to finance the acquisition of Columbia and proceeds of $2.0 billion were used to repay a portion of the US$6.9 billion acquisition bridge facilities.
Common Shares Issued and Outstanding
The Company is authorized to issue an unlimited number of common shares without par value. TCPL issued the following common shares to TransCanada during 2017:

•	3.0 million on January 31, 2017 for proceeds of $187 million

•	3.4 million on April 28, 2017 for proceeds of $214 million

•	3.0 million on July 31, 2017 for proceeds of $190 million

•	3.1 million on October 31, 2017 for proceeds of $189 million.
Restrictions on Dividends
Certain terms of the Company's debt instruments can limit the amount of dividends the Company can pay on common shares. At December 31, 2017 these terms limit the Company from paying dividends in excess of $14.6 billion (2016 – $9.7 billion; 2015 – $4.1 billion). Under the agreements, TCPL can adjust this limit throughout the year if required, at its sole discretion, without incurring significant costs.
Stock Options
TransCanada's Stock Option Plan permits options for the purchase of TransCanada common shares to be awarded to certain employees, including officers. The contractual life of options granted is seven years. Options may be exercised at a price determined at the time the option is awarded and vest on the anniversary date in each of the three years following the award. Forfeiture of stock options results from their expiration and, if not previously vested, upon resignation or termination of the option holder's employment.
TransCanada used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2017	2016	2015

Weighted average fair value	$7.22	$5.67	$6.45
Expected life (years)	5.7	5.8	5.8
Interest rate	1.2%	0.7%	1.1%
Volatility[1]	18%	21%	18%
Dividend yield	3.6%	4.9%	3.7%
Forfeiture rate[2]	—	5%	5%

1	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

2	On January 1, 2017, TransCanada made an election to account for forfeitures when they occur as a result of new GAAP guidance. Refer to Note 3, Accounting changes, for further information.
The amount expensed for TransCanada stock options, with a corresponding increase in Additional paid-in capital, was $12 million in 2017 (2016 – $15 million; 2015 – $13 million). At December 31, 2017, unrecognized compensation costs related to non-vested stock options was $15 million. The cost is expected to be fully recognized over a three-year period.
The following table summarizes additional stock option information:

year ended December 31	2017	2016	2015
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	28	31	10
Fair value of options that have vested	140	126	91
Total options vested	2.3 million	2.1 million	2.0 million
As at December 31, 2017, the aggregate intrinsic value of the total options exercisable was $83 million and the total intrinsic value of options outstanding was $110 million.